Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (548,341)	$ (1,296,279)	$ (3,271,701)	$ (2,689,287)	$ (2,733,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,898	7,195	28,780	28,935	69,037
Stock-based compensation expense	14,580	483,485	967,667	67,905	479,103
Changes in assets and liabilities:
Grant funds receivable	6,560	119,978	91,904	(40,637)	61,568
Prepaid expenses and other current assets	10,151	17,102	(5,626)	(12,146)	(934)
Accounts payable and accrued expenses	178,054	39,455	242,857	(60,033)	(125,326)
Total adjustments	216,243	667,215	1,325,582	(15,976)	483,448
Net cash used in operating activities	(332,098)	(629,064)	(1,946,119)	(2,705,263)	(2,250,107)
Cash flows from investing activities:
Purchase of property and equipment	(4,350)			(15,850)	(35,503)
Net cash used in investing activities	(4,350)			(15,850)	(35,503)
Cash flows from financing activities:
Proceeds from sale of common stock	49,167	238,198	1,339,801		873,400
Net cash provided by financing activities	49,167	238,198	1,339,801	2,679,810	873,400
Net decrease in cash and cash equivalents	(287,281)	(390,866)	(606,318)	(41,303)	(1,412,210)
Cash and cash equivalents at beginning of period	454,030	1,060,348	1,060,348	1,101,651	2,513,861
Cash and cash equivalents at end of period	$ 166,749	$ 669,482	$ 454,030	$ 1,060,348	$ 1,101,651